STOCK BASED COMPENSATION (Narrative) (Details) (USD $)	3 Months Ended	12 Months Ended
	Feb. 28, 2013	Nov. 30, 2012
Stock Based Compensation 1		1,000,000
Stock Based Compensation 2		2,250,000
Stock Based Compensation 3		4,500,000
Stock Based Compensation 4		5,000,000
Stock Based Compensation 5		150,000
Stock Based Compensation 6		775,000
Stock Based Compensation 7		20,000
Stock Based Compensation 8		110,000
Stock Based Compensation 9		905,000
Stock Based Compensation 10		$ 0.13
Stock Based Compensation 11		905,000
Stock Based Compensation 12		905,000
Stock Based Compensation 13		905,000
Stock Based Compensation 14		905,000
Stock Based Compensation 15		850,000
Stock Based Compensation 16		$ 0.25
Stock Based Compensation 17		850,000
Stock Based Compensation 18		0.25
Stock Based Compensation 19		100,000
Stock Based Compensation 20		200,000
Stock Based Compensation 21		200,000
Stock Based Compensation 22		$ 0.42
Stock Based Compensation 23		1,000,000
Stock Based Compensation 24		100,000
Stock Based Compensation 25		1,100,000
Stock Based Compensation 26		1,100,000
Stock Based Compensation 27		$ 0.45
Stock Based Compensation 28		0
Stock Based Compensation 29		1,755,000
Stock Based Compensation 30		1,755,000
Stock Based Compensation 31		200,000
Stock Based Compensation 1	1,000,000
Stock Based Compensation 2	2,250,000
Stock Based Compensation 3	4,500,000
Stock Based Compensation 4	5,000,000
Stock Based Compensation 6	150,000
Stock Based Compensation 7	775,000
Stock Based Compensation 8	20,000
Stock Based Compensation 9	110,000
Stock Based Compensation 10	905,000
Stock Based Compensation 11	$ 0.13
Stock Based Compensation 12	905,000
Stock Based Compensation 13	905,000
Stock Based Compensation 14	905,000
Stock Based Compensation 15	905,000
Stock Based Compensation 16	850,000
Stock Based Compensation 17	0.25
Stock Based Compensation 18	850,000
Stock Based Compensation 19	0.25
Stock Based Compensation 20	100,000
Stock Based Compensation 21	200,000
Stock Based Compensation 22	200,000
Stock Based Compensation 23	$ 0.42
Stock Based Compensation 24	1,000,000
Stock Based Compensation 25	100,000
Stock Based Compensation 26	1,100,000
Stock Based Compensation 27	1,100,000
Stock Based Compensation 28	$ 0.45
Stock Based Compensation 29	0
Stock Based Compensation 30	$ 0